Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2017
Commitments and Contingencies Disclosure [Abstract]
Operating Leases of Lessee Disclosure
The Company's operating lease arrangements and related terms consisted of the following (in thousands):

	Rent Expense
	For the three months ended,		For the six months ended,
	June 30, 2017	June 30, 2016	June 30, 2017	June 30, 2016	Lease Term
Arrangement
Warehouse, office space and other	$2,950	$2,781	$5,885	$5,593	11 - 15 years
Wireless towers and spectrum	1,161	1,205	2,344	2,367	1 - 10 years
Total Rent Expense	$4,111	$3,986	$8,229	$7,960